Share-based Payments - Narrative (Details)	12 Months Ended
	Jun. 30, 2018 USD ($) shares years plan	Jun. 30, 2017 USD ($) shares years	Jun. 30, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share-based employee compensation plans (shares) | plan	4
Award vesting period	4 years
Number of shares available for grant (shares)	30,600,215	21,597,913	17,529,216
Weighted-average remaining contractual live of options outstanding | years	4.1	4.7
Weighted-average remaining contractual live of options exercisable | years	3.3	3.6
Replacement share options granted (shares)	0	980,573
Weighted average exercise price, replacement share options granted (USD per share) | $		$ 0.72
Future period share-based payment expense | $	$ 133,200,000
Weighted-average period for recognition of future share-based payment expense	1 year 4 months 24 days
Number of shares outstanding subject to repurchase (shares)	827,871	1,214,689
Amounts reclassified into contributed equity as result of the vesting of early exercised shares | $	$ 100,000	$ 400,000
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term (in years) | years		4.5
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term (in years) | years		6.0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $	$ 41.70	$ 29.16
RSUs | Year One Vesting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	0.25
RSUs | Quarterly Vesting After Year One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	0.08333
Class A ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average remaining contractual live of options exercisable | years	3.32	3.50
Class B ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares available for grant (shares)	0	0	0
Number of share options available for exercise (shares)	0
Weighted average remaining contractual life of exercisable options		10 months 24 days
2015 Plan | Class A ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares reserved for issuance of awards (shares)	20,700,000
Options Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	4 years
Exercisable period of options upon termination	3 months
Number of shares available for grant (shares)	0
Options Plan | Year One Vesting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	0.25
Options Plan | Monthly Vesting After Year One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage	0.02083
Options Plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term (in years)	7
Options Plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term (in years)	10
2014 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares available for grant (shares)	0